Stockholders’ Equity (Deficit) (Details) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 09, 2021	Apr. 12, 2021	Aug. 23, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stockholders’ Equity (Deficit) (Details) [Line Items]
Common stock, share authorized				5,000,000	5,000,000
Common stock, par value (in Dollars per share)	$ 0.0001			$ 0.0001	$ 0.0001
Founder shares		1,437,500			4,020
Founder shares per price (in Dollars per share)	$ 0.0001	$ 0.0001
Total receivable (in Dollars)		$ 25,000
Shares subject to forfeiture					187,500
Generating additional gross proceeds (in Dollars)			$ 183,480
Additional private sale units			18,348
Issuance shares	100,000,000
Preferred stock	1,000,000
Preferred stock par value (in Dollars per share)	$ 0.0001
Common stock price per share (in Dollars per share)					$ 11.5
Initial business combination				1 year	1 year
Warrants expire				5 years	5 years
Description of warrants for redemption				We may redeem the outstanding warrants, in whole and not in part, at a price of $0.01 per warrant:• at any time while the warrants are exercisable;• upon a minimum of 30 days’ prior written notice of redemption;• if, and only if, the last sales price of our shares of common stock equals or exceeds $16.50 per share for any 20 trading days within a 30-trading day period ending three business days before we send the notice of redemption; and• if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.	We may redeem the outstanding warrants, in whole and not in part, at a price of $0.01 per warrant:• at any time while the warrants are exercisable;• upon a minimum of 30 days’ prior written notice of redemption;• if, and only if, the last sales price of our shares of common stock equals or exceeds $16.50 per share for any 20 trading days within a 30-trading day period ending three business days before we send the notice of redemption; and• if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.
Trigger price (in Dollars per share)				$ 16.5	$ 16.5
Warrant exercise price per share (in Dollars per share)					$ 11.5
Common stock voting rights				one	one
Common stock price per share (in Dollars per share)				$ 11.5
Warrants expiration				5 years
Warrant exercise price per share (in Dollars per share)				$ 11.5
Over-Allotment Option [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Underwriters shares purchased			733,920
Additional unit per share (in Dollars per share)			$ 10
Generating additional gross proceeds (in Dollars)			$ 7,339,200
Common stock price per share (in Dollars per share)			$ 10
Common Stock Subject to Redemption [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Common stock, share authorized				100,000,000	100,000,000
Common stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Common stock outstanding subject to possible redemption				1,252,372	1,252,372	5,733,920